May 31, 2019
Direxion Daily Pharmaceutical & Medical Bear 3X Shares
Direxion Daily Pharmaceutical & Medical Bear 3X Shares

DIREXION SHARES ETF TRUST

Direxion Daily Pharmaceutical & Medical Bear 3X Shares

Supplement dated May 31, 2019 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2019, as last supplemented

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of the Direxion Daily MSCI Real Estate Bull 3X Shares, Direxion Daily MSCI Real Estate Bear 3X Shares (together, the “Real Estate Funds”), Direxion Daily Pharmaceutical & Medical Bull 3X Shares, and the Direxion Daily Pharmaceutical & Medical Bear 3X Shares (together, the “Pharmaceutical Funds”) (each a “Fund” and collectively, the “Funds”).

Effective August 1, 2019, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus and SAI will be replaced with the respective new index:

Fund Name	Current Index	New Index
Direxion Daily MSCI Real Estate Bull 3X Shares	MSCI US REIT Index	MSCI US IMI Real Estate 25/50 Index
Direxion Daily MSCI Real Estate Bear 3X Shares	MSCI US REIT Index	MSCI US IMI Real Estate 25/50 Index
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Dynamic Pharmaceutical Intellidex Index	S&P Pharmaceuticals Select Industry Index
Direxion Daily Pharmaceutical & Medical Bear 3X Shares	Dynamic Pharmaceutical Intellidex Index	S&P Pharmaceuticals Select Industry Index

Pharmaceutical Funds

Effective August 1, 2019, the description of each Pharmaceutical Fund’s current index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the new index:

New Index Description

S&P Pharmaceuticals Select Industry Index

The Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals sub-industry. To be eligible for inclusion in the Index, stocks must satisfy one of the following combined size and liquidity criteria: (1) have a float-adjusted market capitalization above $300 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the Index rebalancing reference date) above 50%; (2) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio above 90%; or (3) have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio above 150%. The Index is rebalanced quarterly.

As of April 30, 2019, the Index had 41 constituents with a median total market capitalization of $1.6 billion, total market capitalizations ranging from $339 million to $376 billion and were concentrated in the pharmaceuticals industry, which is included in the healthcare sector.

In addition, on page 4 of each Pharmaceutical Fund’s Summary Prospectus and on pages 483 and 491 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the five year period ended December 31, 2018 was 23.74%. The Index’s highest volatility rate for any one calendar year during the five-year period was 29.15% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2018 was -0.67%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.